File Nos. 2-91369, 811-04041

As filed with the Securities and Exchange Commission on April 13, 2020

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 74	/ X /
and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 / /

Amendment No. 75/ X /

(Check appropriate box or boxes)

..................................................................

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

One Iron Street

Boston, Massachusetts 02210

(800) 242-0134

(Registrant's Exact Name, Address and Telephone Number)

...................................................................

Sean O'Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

It Is Proposed That this Filing Will Become Effective (check appropriate box)

[] Immediately upon Filing Pursuant to Paragraph (b) of Rule 485

[ X ]	on May 1, 2020 Pursuant to Paragraph (b) of Rule 485

[] 60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485

[] on (Date) Pursuant to Paragraph (a)(1) of Rule 485

[] 75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485

[] on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until May 1, 2020, the effectiveness of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A, which was filed pursuant to Rule 485(a) under the Securities Act on February 14, 2020 (the “Amendment”).

Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on this 13th day of April, 2020.

By: /s/ Ellen M. Needham

Ellen M. Needham

President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Ellen M. Needham	President (Principal Executive	April 13, 2020
Ellen M. Needham	Officer) and Director
/s/ John R. Costantino	Director	April 13, 2020
John R. Costantino*
/s/ Jeanne M. La Porta	Director	April 13, 2020
Jeanne M. La Porta*
/s/ Michael F. Holland	Director	April 13, 2020
Michael F. Holland*
/s/ Michael A. Jessee	Director	April 13, 2020
Michael A. Jessee*
/s/ Patrick J. Riley	Director	April 13, 2020
Patrick J. Riley*
/s/ Richard D. Shirk	Director	April 13, 2020
Richard D. Shirk*
/s/ Rina K. Spence	Director	April 13, 2020
Rina K. Spence*
/s/ Donna M. Rapaccioli	Director	April 13, 2020
Donna M. Rapaccioli*
/s/ Bruce S. Rosenberg	Treasurer (Principal Financial	April 13, 2020
Bruce S. Rosenberg	Officer)

/s/ Andrew DeLorme

Andrew DeLorme

* Signature affixed by Andrew DeLorme pursuant to a power of attorney dated September 19, 2019.

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